Average Annual Total Returns - Invesco Comstock Portfolio	Apr. 30, 2021
Russell 1000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	2.80%
5 Years	9.73%
10 Years	10.50%
Class A
Average Annual Return:
1 Year	(0.27%)
5 Years	8.89%
10 Years	9.68%
Class B
Average Annual Return:
1 Year	(0.51%)
5 Years	8.62%
10 Years	9.40%